Capital management narrative (Details) - EUR (€)	Feb. 10, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital management [Line Items]
Cash and cash equivalents				€ 5,855,000	€ 16,805,000
Consolidated entity
Disclosure of capital management [Line Items]
Issued capital	€ 4,431,664.69	€ 4,427,000	€ 3,796,000
Cash and cash equivalents		€ 135,509,000	€ 92,300,000	€ 5,855,000